INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 13,207	$ 12,703	[1]	$ 25,736	$ 25,704	[1]
Cost of revenues	9,473	10,108	[1]	18,759	20,023	[1]
Gross profit before fair value adjustments	3,734	2,595	[1]	6,977	5,681	[1]
Fair value adjustments:
Unrealized change in fair value of biological assets	0	0	[1]	0	(315)	[1]
Realized fair value adjustments on inventory sold in the period	(278)	(394)	[1]	(617)	(760)	[1]
Total fair value adjustments	(278)	(394)	[1]	(617)	(1,075)	[1]
Gross profit	3,456	2,201	[1]	6,360	4,606	[1]
General and administrative expenses	2,389	3,337	[1]	5,563	7,284	[1]
Selling and marketing expenses	2,622	3,120	[1]	5,427	5,581	[1]
Restructuring expenses	334	636	[1]	617	4,383	[1]
Share-based compensation	(137)	732	[1]	121	1,842	[1]
Total operating expenses	5,208	7,825	[1]	11,728	19,090	[1]
Operating loss	1,752	5,624	[1]	5,368	14,484	[1]
Finance income	0	3,227	[1]	3,474	6,113	[1]
Finance expense	(2,114)	(2,197)	[1]	(2,853)	(3,530)	[1]
Finance income (expenses), net	(2,114)	1,030	[1]	621	2,583	[1]
Loss from disposal of investment	0	114	[1]	0	114	[1]
Loss before income taxes	(3,866)	(4,708)	[1]	(4,747)	(12,015)	[1]
Income tax benefit	(160)	(1,007)	[1]	(175)	(1,232)	[1]
Net loss from continuing operations	(3,706)	(3,701)	[1]	(4,572)	(10,783)	[1]
Net loss from discontinued operations	0	(15,277)	[1]	0	(18,936)	[1]
Net loss	(3,706)	(18,978)	[1]	(4,572)	(29,719)	[1]
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plan	0	0	[1]	36	0	[1]
Exchange differences on translation to presentation currency	(99)	(1,150)	[1]	(661)	(2,942)	[1]
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	(99)	(1,150)	[1]	(625)	(2,942)	[1]
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	311	345	[1]	466	1,203	[1]
Total other comprehensive income that will be reclassified to profit or loss in subsequent periods:	311	345	[1]	466	1,203	[1]
Total other comprehensive income (loss)	212	(805)	[1]	(159)	(1,739)	[1]
Total comprehensive loss	(3,494)	(19,783)	[1]	(4,731)	(31,458)	[1]
Net loss attributable to:
Equity holders of the Company	(3,459)	(18,665)	[1]	(4,059)	(28,117)	[1]
Non-controlling interests	(247)	(313)	[1]	(513)	(1,602)	[1]
Net Loss	(3,706)	(18,978)	[1]	(4,572)	(29,719)	[1]
Total comprehensive loss attributable to:
Equity holders of the Company	(3,250)	(19,437)	[1]	(4,209)	(29,727)	[1]
Non-controlling interests	(244)	(346)	[1]	(522)	(1,731)	[1]
Total comprehensive loss	$ (3,494)	$ (19,783)	[1]	$ (4,731)	$ (31,458)	[1]
Earnings (loss) per share attributable to equity holders of the Company from continuing operations:
Net income (loss) per share attributable to equity holders of the Company, Basic loss per share (in CAD)	$ (0.26)	$ (2.72)	[1]	$ (0.33)	$ (4.05)	[1]
Net income (loss) per share attributable to equity holders of the Company, Diluted loss per share (in CAD)	(0.26)	(3.12)	[1]	(0.33)	(4.82)	[1]
Earnings (loss) per share attributable to equity holders of the Company from continuing operations, Basic loss per share (in CAD)	(0.26)	(0.49)	[1]	(0.33)	(1.32)	[1]
Earnings (loss) per share attributable to equity holders of the Company from continuing operations, Diluted loss per share (in CAD)	(0.26)	(0.89)	[1]	(0.33)	(2.09)	[1]
Loss per share attributable to equity holders of the Company from discontinued operations, Basic loss per share (in CAD)	0	(2.23)	[1]	0	(2.73)	[1]
Loss per share attributable to equity holders of the Company from discontinued operations, Diluted loss per share (in CAD)	$ 0	$ (2.23)		$ 0	$ (2.73)

[1]	Reclassified in respect of discontinued operations – see Note 9.